INCOME STATEMENT (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue
Sales	$ 4,345,411	$ 5,759,910	$ 10,528,121	$ 12,044,028
Cost of goods sold	2,791,217	3,530,498	6,375,884	7,302,854
Gross profit	1,554,194	2,229,412	4,152,237	4,741,174
Operating expenses
Research and development
Sales & Marketing	1,238,514	1,919,271	3,412,781	4,063,263
General & Administrative Expenses	167,767	182,742	455,295	353,355
Total operating expenses	1,406,281	2,102,013	3,868,076	4,416,618
Financing expenses
Interest Exp	78,434	4,220	163,218	7,913
Total financing expenses	78,434	4,220	163,218	7,913
Total Expenses	1,484,715	2,106,233	4,031,294	4,424,531
Profit (Loss) before Income Tax	69,479	123,179	120,943	316,643
Provision for Income Tax
Net Profit (Loss)	$ 69,479	$ 123,179	$ 120,943	$ 316,643
Earnings per share
Basic and diluted	$ 0.000099	$ 0.000274	$ 0.000173	$ 0.000705
Basic and diluted weighted average common shares outstanding	700,706,621	448,921,254	700,706,621	448,921,254